COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital commitments
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right	$ 93.0
Future materials purchase commitments
Total	93.0
Materials purchase commitments
Future materials purchase commitments
Aggregate purchase under take and pay contract	47.2	35.8
Wafer
Future materials purchase commitments, Volume
2014	300,000,000
2015	625,000,000
2016	625,000,000
2017	625,000,000
2018	625,000,000
Thereafter	1,250,000,000
Total	4,050,000,000
Polysilicon
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right	182.2
Future materials purchase commitments, Volume
2014	3,250
2015	3,960
2016	2,650
2017	2,650
2018	2,650
Thereafter	5,300
Total	20,460
Future materials purchase commitments
2014	42.0
2015	41.0
2016	34.4
2017	32.8
2018	32.0
Total	$ 182.2
Revised term of contract	3 months